Net Loss per Share	12 Months Ended
Dec. 31, 2021
Net Loss per Share
Net Loss per Share

14.Net Loss per Share

The holders of Class AA, Class EE-1 and Class EE-2 common stock are entitled to the same right to participate in the Company’s gains or losses. Therefore, net loss per share is presented as a single class of common stock. The computation of net loss per share is as follows:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders, basic and diluted	$(18,499)	$(9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic and diluted.	17,386,008	11,946,614
Net loss per share attributable to common stockholders, basic and diluted	$(1.06)	$(0.81)

The following potentially dilutive shares were excluded in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year Ended December 31
	2021	2020
Convertible notes	—	1,714,765
Convertible preferred stock	23,668,198	15,717,345
Outstanding stock options	5,031,310	3,209,063
Warrants to purchase common stock	74,895	74,895
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Common stock subject to repurchase	3,650,675	3,084,252
Total	33,558,803	24,934,045